GS Mortgage-Backed Securities Trust 2024-PJ2 ABS-15G

Exhibit 99.5 - Schedule 7

Client Name:
Client Project Name:	GSMBS 2024-PJ2
Start - End Dates:	10/5/2023 - 12/7/2023
Deal Loan Count:	55

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	XXXX	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	XXXX	Income docs do not meet guidelines	1
Credit	Income/Employment	XXXX	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	XXXX	Income Amount is Unsupported by Documentation in File	1
Credit	Income/Employment	XXXX	Income is Not Reasonable	1
Credit	Insurance	XXXX	Insurance Effective date is greater than the transaction date	1
Credit	Assets	XXXX	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	XXXX	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	XXXX	Property Issues Indicated	1
Property Valuations	Property	XXXX	Property Type unacceptable under guidelines	1
Compliance	State Consumer Protection	XXXX	MD Counseling Notice not in file	1
Compliance	RESPA	XXXX	RESPA: Required Affiliate Business Disclosure missing	1
Total				13

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